UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM SPDSCL-HFCAA-GOV

GoLogiq, Inc.

(Exact name of registrant as specified in its charter)

NV	333-231286	35-2618297
(State or other jurisdiction of incorporation)	(Commission File Number)	(IRS Employer Identification No.)

230 Victoria Street Bugis Junction
#15-01/08, Singapore 188024

(Address of Principal Executive Offices)

+65 9366 2322

Registrant’s telephone number, including area code

(Former name or former address, if changed since last report)

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐	Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

☐	Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)

☐	Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))

☐	Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

Securities registered pursuant to Section 12(b) of the Act:

Title of each class	Trading Symbol(s)	Name of each exchange on which registered
None	N/A	N/A

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter).

Emerging growth company ☒

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐

Supplemental Submission Pursuant to Item 9C(a) of Form 10-K

GoLogiq, Inc. (the “Company”) is submitting to the U.S. Securities and Exchange Commission (the “SEC”) the following information as required under Item 9C(a) of Form 10-K in relation to the Holding Foreign Companies Accountable Act:

On May 13, 2022, the Company was conclusively identified by the SEC as a Commission-Identified Issuer pursuant to the Holding Foreign Companies Accountable Act (the “HFCAA”) because it filed its Annual Report on Form 10-K containing audited financial statements for the fiscal year ended December 31, 2021 with an audit report by Centurion ZD CPA & Co. (“Centurion”). Centurion is a Hong Kong-based public accounting firm previously deemed to be inaccessible for complete inspection by the PCAOB due to an authority’s position in the foreign jurisdiction.

The inability of the PCAOB to inspect or investigate our auditor subjected the company to restrictions under the HFCAA, including the risk of having the Company’s shares subject to a trading prohibition.

However, in August 2022, the PCAOB signed a Statement of Protocol with the China Securities Regulatory Commission and the Ministry of Finance of the People’s Republic of China, taking the first step toward opening access for the PCAOB to inspect and investigate registered public accounting firms headquartered in mainland China and Hong Kong. From September to November 2022, PCAOB staff conducted on-site inspections and investigations of Centurion.

In December 2022, the PCAOB announced that it had obtained complete access to inspect and investigate registered public accounting firms in mainland China and Hong Kong. It also confirmed that, until new determinations are issued by the PCAOB, no Commission-Identified Issuers, including the Company, are at risk of trading prohibition under the HFCAA.

As of the date of this report, GoLogiq, Inc. is not owned or controlled by a governmental entity in a foreign jurisdiction. We have no awareness or belief any governmental entity in a foreign jurisdiction owns shares of our capital stock. Similarly, no official from a governmental entity in a foreign jurisdiction serves as a board member or officer within our Company or its operating subsidiaries. Based on the absence of a Schedule 13D or 13G filing by any such governmental entity, the lack of material contracts with foreign governmental parties, and the absence of foreign government representation on our board of directors, we have determined that no governmental entity, including but not limited to, mainland China or Hong Kong has the power to direct or control our management, policies, or possess a controlling financial interest.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GoLogiq, Inc.

Date: April 5, 2024	By:	/s/ Granger Whitelaw
		Name:	Granger Whitelaw
		Title:	Chief Executive Officer